CONDENSED STATEMENT OF OPERATIONS (UNAUDITED) $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares
Income Statement [Abstract]
Revenues	$ 90,291	$ 68,801	$ 56,338
Cost of revenues	17,785	12,365	10,583
Gross profit	72,506	56,436	45,755
Operating expenses:
Research and development	24,619	18,283	14,766
Sales and marketing	33,056	28,810	29,409
General and administrative	20,680	8,221	7,625
Total operating expenses	78,355	55,314	51,800
Operating (loss) profit	(5,849)	1,122	(6,045)
Finance expenses, net	4,386	734	387
Total income (loss) before income taxes	(10,235)	388	(6,432)
Taxes on income	(1,237)	(1,200)	(902)
Net loss	(11,472)	(812)	(7,334)
Accretion of preferred stock to redemption value	(77,063)	(7,297)	(2,007)
Net loss attributable to common stockholders, basic	(88,535)	(8,109)	(9,341)
Net loss attributable to common stockholders, diluted	$ (88,535)	$ (8,109)	$ (9,341)
Denominator:
Net loss per stock attributable to common stockholders – basic (in dollars per share) | $ / shares	$ (3.31)	$ (0.51)	$ (0.59)
Net loss per stock attributable to common stockholders – diluted (in dollars per share) | $ / shares	$ (3.31)	$ (0.51)	$ (0.59)
Weighted-average number of stocks used in computing net loss per stock attributable to common stockholders, basic (in shares) | shares	26,745,020	16,028,560	15,886,958
Weighted-average number of stocks used in computing net loss per stock attributable to common stockholders, diluted (in shares) | shares	26,745,020	16,028,560	15,886,958
Exchange ratio	1.337